Capital Stock - Summary of Stock Option Information (Detail) - Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options
Outstanding - beginning of year (in shares)	579,913	605,594	359,496
Grants in period (shares)	0	0	277,066
Exercised (in shares)	(5,080)	(25,681)	(30,968)
Forfeited / expired (in shares)	(3,028)	0	0
Outstanding - end of year (in shares)	571,805	579,913	605,594
Exercisable - end of year (in shares)	500,073	404,716	309,609
Weighted-Average Exercise Price ($)
Outstanding - beginning of year (in dollars per share)	$ 14.32	$ 14.16	$ 18.45
Granted (in dollars per share)	0	0	8.00
Exercised (in dollars per share)	8.71	10.47	8.96
Forfeited / expired (in dollars per share)	15.73	0	0
Outstanding - end of year (in dollars per share)	14.36	14.32	14.16
Exercisable - end of year (in dollars per share)	$ 15.27	$ 16.92	$ 19.12